Equity and Other Equity Items - Additional Information (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2019 JPY (¥) shares	Mar. 31, 2018 JPY (¥) shares	Mar. 31, 2017 JPY (¥) shares	Jan. 08, 2019 shares
Equity [Line Items]
Treasury shares (in shares)	10,226,000	13,379,000	9,680,000
Issuance of new shares (in shares)	770,303,000	3,550,000
Issuance of new shares | ¥	¥ 3,131,342	¥ 25,320	¥ 874
Shire
Equity [Line Items]
Equity issued for acquisition (in shares)				770,303,013
Share Capital
Equity [Line Items]
Issuance of new shares | ¥	1,565,671	12,711	437
Share Premium
Equity [Line Items]
Issuance of new shares | ¥	¥ 1,565,671	¥ 12,609	¥ 437
ESOP and BIP Trust
Equity [Line Items]
Treasury shares (in shares)	9,976,000	13,133,000
Treasury shares acquired (in shares)	246,000
Treasury shares sold (in shares)	3,403,000
Master Trust Bank of Japan, Ltd.
Equity [Line Items]
Treasury shares acquired (in shares)		22,773,000,000
Issuance of new shares (in shares)		3,550,000
Master Trust Bank of Japan, Ltd. | Share Capital
Equity [Line Items]
Issuance of new shares | ¥		¥ 11,388
Master Trust Bank of Japan, Ltd. | Share Premium
Equity [Line Items]
Issuance of new shares | ¥		¥ 11,286